Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on NetEase Pay accounts	¥ 5,499,283		¥ 3,884,420
Marketing expenses and promotion materials	3,108,647		3,161,538
Content cost	2,046,162		1,976,929
Accrued fixed assets related payables	668,144		1,012,438
Accrued revenue sharing	1,179,619		935,818
Professional fees and technical charges	887,167		925,419
Deferred government grants	468,434		460,360
Administrative expenses and other staff related cost	433,653		417,286
Server and bandwidth service fees	215,936		192,942
Accrued freight and warehousing charge	45,561		58,936
Acquisition considerations	11,751		13,544
Customer refund for licensed games	5,524		5,524
Others	1,379,891		1,183,878
Total accrued liabilities and other payables	¥ 15,949,772	$ 2,280,787	¥ 14,229,032